Offerings - Offering: 1	Nov. 04, 2026 USD ($)
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Class A-1 common stock, par value $0.01 per share
Maximum Aggregate Offering Price	$ 12,362,500.00
Fee Rate	0.0087%
Amount of Registration Fee	$ 1,075.54
Offering Note	1a. Represents only the additional $12,362,500 of shares of Class A-1 Common Stock being registered pursuant to this registration statement and includes shares of Class A-1 Common Stock that the underwriters have the option to purchase. Does not include the shares of Class A-1 Common Stock with a maximum aggregate offering price of $847,981,250 that were previously registered on the Registration Statement on Form S-11 (File No. 333-299816), as amended (the "Prior Registration Statement"). 1b. The registration fee is calculated in accordance with Rule 457(o) under the Securities Act of 1933, as amended (the "Securities Act"). The maximum aggregate offering price is based on the public offering price. 1c. The registrant previously registered an offering of its Class A-1 Common Stock with a maximum aggregate offering price of $847,981,250 on the Prior Registration Statement, which was declared effective by the Securities and Exchange Commission on November 4, 2026. In accordance with Rule 462(b) under the Securities Act, an additional amount of securities having a maximum aggregate offering price of $12,362,500 is hereby registered, which includes shares issuable upon the exercise of the underwriters' option to purchase additional shares.